John Hancock Mortgage-Backed Securities ETF Investment Objectives and Goals - John Hancock Mortgage-Backed Securities ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	John Hancock Mortgage-Backed Securities ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	To seek a high level of current income while seeking to outperform the benchmark over a market cycle.